Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of components of intangible assets - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Schedule of components of intangible assets [Abstract]
Insurance license	$ 63	$ 63	$ 63
Longevity pipeline	512	75
Underwriting API	839	53	978
Longevity API	657
Intangible assets	$ 2,071	$ 191	$ 1,389